Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Attributable to the shareholders of the Company [Member]	Share capital [Member]	Share premium [Member]	Cumulative translation adjustment [Member]	Capital reserves [Member]	Treasury shares, at cost [Member]	Retained earnings [Member]	Non-controlling interests [Member]
Balance as at Start of Period at Dec. 31, 2020	$ 4,088	$ 3,930	$ 546	$ 204	$ (334)	$ 22	$ (260)	$ 3,752	$ 158
Share-based compensation	6	6	2	20	0	(16)	0	0	0
Dividends	(279)	(276)	0	0	0	0	0	(276)	(3)
Total Comprehensive income	921	867	0	0	(110)	132	0	845	54
Balance as at End of Period at Dec. 31, 2021	4,736	4,527	548	224	(444)	138	(260)	4,321	209
Share-based compensation	13	13	1	9	0	3	0	0	0
Dividends	(1,166)	(1,166)	0	0	0	0	0	(1,166)	0
Total Comprehensive income	2,130	2,090	0	0	(126)	(14)	0	2,230	40
Balance as at End of Period at Dec. 31, 2022	5,713	5,464	549	233	(570)	127	(260)	5,385	249
Share-based compensation	7	7	0	1	0	6	0	0	0
Dividends	(489)	(474)	0	0	0	0	0	(474)	(15)
Total Comprehensive income	806	771	0	0	85	14	0	672	35
Balance as at End of Period at Dec. 31, 2023	$ 6,037	$ 5,768	$ 549	$ 234	$ (485)	$ 147	$ (260)	$ 5,583	$ 269